Consolidated Statements of Changes in Equity	CNY (¥) shares	USD ($) shares	Total shareholders' equity attributable to ATA Creativity Global CNY (¥)	Total shareholders' equity attributable to ATA Creativity Global USD ($)	Common shares CNY (¥) shares	Common shares USD ($) shares	Treasury Shares CNY (¥)	Treasury Shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-redeemable non-controlling interests CNY (¥)	Non-redeemable non-controlling interests USD ($)
Balance at Dec. 31, 2019	¥ 305,635,192		¥ 300,140,073		¥ 4,692,312		¥ (27,737,073)		¥ 560,814,066		¥ (37,478,167)		¥ (200,151,065)		¥ 5,495,119
Balance (in shares) at Dec. 31, 2019 | shares					62,357,078	62,357,078
Increase (Decrease) in Stockholders' Equity
Net loss	(98,002,116)		(92,198,032)										(92,198,032)		(5,804,084)
Foreign currency translation adjustment, net of nil income tax	53,445		53,445								53,445
Share-based compensation	1,776,783		1,776,783						1,776,783
Payments of individual income tax in connection with shares directly withheld from employees	(33,807)		(33,807)		¥ 24,363				(58,170)
Payments of individual income tax in connection with shares directly withheld from employees (in shares) | shares					343,924	343,924
Repurchase of common shares	(4,003,530)		(4,003,530)				(4,003,530)
Redeemable non-controlling interests redemption value accretion (Note 15)	(6,184,572)		(6,184,572)										(6,184,572)
Acquisition of non-redeemable non-controlling interests			(1,145,497)						(1,145,497)						1,145,497
Disposal of subsidiaries	6,469														6,469
Settlement of vested share options and vested shares using treasury shares							20,114,679		(20,114,679)
Balance at Dec. 31, 2020	199,247,864		198,404,863		¥ 4,716,675		(11,625,924)		541,272,503		(37,424,722)		(298,533,669)		843,001
Balance (in shares) at Dec. 31, 2020 | shares					62,701,002	62,701,002
Increase (Decrease) in Stockholders' Equity
Net loss	(35,695,996)		(33,649,593)										(33,649,593)		(2,046,403)
Foreign currency translation adjustment, net of nil income tax	(135,125)		(135,125)								(135,125)
Share-based compensation	1,039,972		1,039,972						1,039,972
Payments of individual income tax in connection with shares directly withheld from employees	(114,729)		(114,729)		¥ 3,472				(118,201)
Payments of individual income tax in connection with shares directly withheld from employees (in shares) | shares					52,838	52,838
Cash collected upon exercise of share options	232,245		232,245						232,245
Redeemable non-controlling interests redemption value accretion (Note 15)	(2,283,089)		(2,283,089)										(2,283,089)
Acquisition of non-redeemable non-controlling interests	(125,000)		(35,785)						(35,785)						(89,215)
Disposal of subsidiaries	28,733,392		24,310,333										24,310,333		4,423,059
Settlement of vested share options and vested shares using treasury shares							1,807,170		(1,807,170)
Balance at Dec. 31, 2021	¥ 190,899,534		187,769,092		¥ 4,720,147		(9,818,754)		540,583,564		(37,559,847)		(310,156,018)		3,130,442
Balance (in shares) at Dec. 31, 2021 | shares	62,753,840	62,753,840			62,753,840	62,753,840
Increase (Decrease) in Stockholders' Equity
Net loss	¥ (48,594,231)		(47,892,909)										(47,892,909)		(701,322)
Foreign currency translation adjustment, net of nil income tax	556,762	$ 80,723	556,762								556,762
Share-based compensation	1,459,755		1,459,755						1,459,755
Payments of individual income tax in connection with shares directly withheld from employees	(30,731)		(30,731)						(30,731)
Cash collected upon exercise of share options	218,943		218,943						218,943
Acquisition of non-redeemable non-controlling interests	(400,000)		1,018,421						1,018,421						(1,418,421)
Disposal of subsidiaries	(595,842)														(595,842)
Settlement of vested share options and vested shares using treasury shares							1,191,860		(1,191,860)
Balance at Dec. 31, 2022	¥ 143,514,190	$ 20,807,602	¥ 143,099,333	$ 20,747,453	¥ 4,720,147	$ 684,357	¥ (8,626,894)	$ (1,250,782)	¥ 542,058,092	$ 78,591,036	¥ (37,003,085)	$ (5,364,943)	¥ (358,048,927)	$ (51,912,215)	¥ 414,857	$ 60,149
Balance (in shares) at Dec. 31, 2022 | shares	62,753,840	62,753,840			62,753,840	62,753,840